Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
On September 19, 2023, the Company announced that it had entered into an asset purchase agreement (“the agreement”) with Arthur J. Gallagher & Co. (“Gallagher”) to sell substantially all of the assets of its insurance agency business for a gross purchase price of $515.0 million. The agreement also provides for the assumption of certain liabilities of the insurance agency business by Gallagher. Management made the decision to sell certain assets of its insurance agency business to recognize the valuation premium of the business, while allowing the Company to focus on growth and strategic initiatives of its core banking business. Refer to Note 27, “Subsequent Events” for additional discussion.
In September 2023, following the approval of the sale by the Company’s board of directors, the Company reclassified substantially all of the assets and certain liabilities of its insurance agency business as held for sale in connection with a planned disposition of the business. A business is classified as held for sale when management, having the authority to approve the action, commits to a plan to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value, and certain other criteria are met. In accordance with ASC 205, Presentation of Financial Statements, the Company classifies operations as discontinued when they meet all the criteria to be classified as held for sale and when the sale represents a strategic shift that will have a major impact on the Company’s financial condition and results of operations. Accordingly, the Consolidated Balance Sheets, Consolidated Statements of Income, and Consolidated Statements of Cash flows present discontinued operations for the current period and were adjusted on a retrospective basis for prior periods.
The following is a summary of the assets and liabilities of the discontinued insurance agency business as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
	(In thousands)
Assets
Premises and equipment	$163	$429
Goodwill and intangibles, net	93,117	80,496
Deferred income taxes, net	(315)	446
Prepaid expenses	532	527
Other assets	34,722	32,120
Total assets	$128,219	$114,018
Liabilities
Other liabilities	$34,930	$31,222
Total liabilities	$34,930	$31,222
Certain assets and liabilities previously reported as assets and liabilities of the insurance agency business will not be disposed of and will be transferred into the Bank upon dissolution of Eastern Insurance Group following the asset sale. The following is a summary of such assets and liabilities as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	(In thousands)
Assets
Cash	$66,507	$69,161
Premises and equipment (1)	1,792	1,884
Bank-owned life insurance	2,066	2,012
Deferred income taxes	3,662	315
Other assets (2)	12,944	17,377
Total assets	$86,971	$90,749
Liabilities
Other liabilities (3)	$14,013	$18,497
Total liabilities	$14,013	$18,497
(1)Includes buildings and related improvements.
(2)Primarily includes assets held in rabbi trusts and the ROU asset associated with one lease which will be assumed by the Bank upon dissolution of Eastern Insurance Group following the sale.
(3)Primarily includes employee post-retirement liabilities and the lease liability associated with one lease which will be assumed by the Bank upon dissolution of Eastern Insurance Group following the sale.
The following presents operating results of the discontinued insurance agency business for the periods indicated:

	For the Years Ended December 31,
	2022	2021	2020
	(In thousands)
Noninterest income:
Insurance commissions	$99,887	$95,164	$95,195
Other noninterest income	179	1,014	199
Total noninterest income	100,066	96,178	95,394
Noninterest expense:
Salaries and employee benefits	65,089	68,292	60,593
Office occupancy and equipment	3,319	3,204	3,176
Data processing	4,335	4,424	4,049
Professional services	1,009	596	770
Marketing expenses	246	241	152
Amortization of intangible assets	2,666	2,293	2,261
Other	4,944	4,411	5,131
Total noninterest expense	81,608	83,461	76,132
Income from discontinued operations before income tax expense	18,458	12,717	19,262
Income tax expense	5,210	3,583	5,385
Income from discontinued operations, net of taxes	$13,248	$9,134	$13,877
Certain income and expense amounts were excluded from discontinued operations as they relate to assets and liabilities which will not be assumed by Gallagher. The following is a summary of such items and the corresponding income tax effect for the periods indicated:

	Years Ended December 31,
	2022	2021	2020
	(In thousands)
Noninterest income:
(Losses) income from investments held in rabbi trusts	$(1,305)	$937	$1,293
Other noninterest income (1)	54	52	52
Total noninterest income	(1,251)	989	1,345
Noninterest expense:
Salaries and employee benefits (2)	(1,292)	967	1,098
Office occupancy and equipment (3)	499	501	511
Other (4)	2,396	(2,151)	64
Total noninterest expense	1,603	(683)	1,673
(Loss) income before income tax expense	(2,854)	1,672	(328)
Income tax (benefit) expense	(802)	470	(92)
Net (loss) income	(2,052)	1,202	(236)
(1)Includes income on Company-owned life insurance policies which will not be disposed of and will be transferred into the Bank upon dissolution of Eastern Insurance Group.
(2)Includes expenses, which were a net credit for the year ended December 31, 2022, associated with certain employee post-retirement benefit plan expenses.
(3)Includes depreciation expense associated with buildings and related improvements and ROU asset amortization related to one lease which will not be disposed of and will be transferred into the Bank upon dissolution of Eastern Insurance Group.
(4)Includes intercompany expenses and other credits associated with the Defined Benefit Plan and BEP. Components of net periodic benefit cost associated with the Defined Benefit Plan and BEP and included in other noninterest expense above were a net credit for the periods presented.
Continuing Involvement
Pursuant to the agreement, the Company will perform certain transitional services to Gallagher for up to 6 months following the closing of the sale. Such services include certain information and technology support and human resources support. The Company will be compensated for such services on a monthly basis and estimates the total compensation to be $1.0 million over the six month period plus reimbursement of any amounts paid by the Company in connection with its performance of the transitional services.
Leases
The amounts of ROU asset and lease liability of leases included in assets and liabilities of discontinued operations and which will either be assumed by Gallagher or terminated by the Company were $8.7 million and $9.2 million, respectively, at December 31, 2022 and $9.8 million and $10.4 million, respectively, at December 31, 2021. The Company retained one lease for which Eastern Insurance Group was lessee at the time of closing. The lease will be partially sublet to Gallagher and transferred to the Bank upon dissolution of Eastern Insurance Group following the sale. The ROU asset and lease liability for such lease was $1.9 million and $2.2 million, respectively, at December 31, 2022 and $2.3 million and $2.5 million, respectively, at December 31, 2021.
Revenue Recognition - Insurance Commissions
The Company currently acts as an agent in offering property, casualty, and life and health insurance to both commercial and consumer customers though Eastern Insurance Group. The Company may also earn additional commissions from the insurers based upon meeting certain criteria, such as premium levels, growth rates, new business volume and loss experience. The Company recognizes commission revenues when earned based upon the effective date of the policy or when services are rendered. Certain revenues are deferred to reflect delivery of services over the contract period. Upon the transfer of Eastern Insurance Group’s assets to Arthur J. Gallagher & Co., which occurred on October 31, 2023, the Company ceased to offer insurance products and services and thus no longer receives insurance-related commissions and revenues. The Company earns a fixed commission rate on the sales of these products and services.
Commissions are earned on the contract effective date and generally are based upon a percentage of premiums for insurance coverage. Commission rates depend upon a large number of factors, including the type of risk being placed, the particular underwriting enterprise’s demand, the expected loss experience of the particular risk coverage, and historical benchmarks surrounding the level of effort necessary for the Company to place and service the insurance contract. The vast majority of the Company’s services and revenues are associated with the placement of an insurance contract. Insurance commissions earned but not yet received amounted to $15.1 million and $15.6 million as of December 31, 2022 and December 31, 2021, respectively, and were included in assets of discontinued operations on the Consolidated Balance Sheets.
The Company also earns profit-sharing revenues, also referred to as contingency revenue, from the insurers with whom the Company places business. These profit-sharing revenues are performance bonuses from the insurers based upon certain performance metrics such as floors on written premiums, loss rates, and growth rates. These amounts are in excess of the commission revenues discussed above, and not all business placed with underwriting enterprises is eligible for contingent revenues. Contingent revenues are variable and generally based upon the Company’s expectation of the ultimate profit-sharing revenue amounts to be earned and can vary from period to period. The Company’s contracts are generally calendar year contracts whereby revenues from underwriting enterprises are received in the calendar year following placement, generally the first and second quarters, after verification of the performance indicators outlined in the contracts. Accordingly, during each reporting period, management must make its best estimate of the amounts that have been earned using historical averages and other factors to project revenues. The Company bases its estimates each period on a contract-by-contract basis. As estimates may change significantly from period to period, the Company does not recognize this revenue until it has concluded that, based on all the facts and information available, it is probable that a significant revenue reversal will not occur in future periods.
Insurance Agency Acquisitions
During the year ended December 31, 2022, the Company completed acquisitions of two insurance agencies for cash consideration of $5.2 million and $8.2 million, respectively, for aggregate total cash consideration of $13.4 million. Both acquisitions were categorized as business combinations and were accounted for using the acquisition method. The following table summarizes the aggregate estimated fair value of the assets acquired and liabilities assumed for these acquisitions:

Acquisition Date Balance
(In thousands)
Assets acquired:
Customer list intangible	$6,120
Non-compete intangible	440
Other	40
Total assets acquired	6,600
Consideration:
Total cash paid	(13,400)
Contingent consideration	(1,926)
Other liabilities assumed	—
Total fair value of consideration	(15,326)
Goodwill	$8,726
In connection with these acquisitions, the Company recorded contingent consideration liabilities related to attainment of revenue targets over a period of time after the respective acquisition dates. The amounts of contingent consideration liabilities recorded were based upon management’s best estimate of possible outcomes as of the date of the respective acquisitions. The Company recorded contingent consideration liabilities of $0.7 million and $1.2 million and per the purchase agreements, the payouts ranged from $0 to $0.8 million and $0 to $1.4 million, respectively. During the year ended December 31, 2022, the Company did not have any material charges to expense or payments to adjust the acquisition-related contingent consideration liabilities recorded.
For tax purposes, the acquisitions were considered asset acquisitions and as such, the amortization of goodwill and intangible assets is deductible for tax purposes. Acquisition-related legal and professional fee costs of $0.3 million were charged to expense during the year ended December 31, 2022, and were included in the professional services line item of the consolidated statements of income. These acquisitions were not considered significant to the Company’s Consolidated Financial Statements and, therefore, pro forma data and certain other disclosures have been excluded.
During the year ended December 31, 2021, the Company completed acquisitions of two insurance agencies for cash consideration of $0.5 million and $3.9 million, respectively, for aggregate total cash consideration of $4.4 million. Both acquisitions were categorized as business combinations and were accounted for using the acquisition method. The following table summarizes the aggregate estimated fair value of the assets acquired and liabilities assumed for these acquisitions:

Acquisition Date Balance
(In thousands)
Assets acquired:
Customer list intangible	$1,860
Non-compete intangible	170
Other	133
Total assets acquired	2,163
Consideration:
Total cash paid	(4,354)
Contingent consideration	(449)
Other liabilities assumed	(355)
Total fair value of consideration	(5,158)
Goodwill	$2,995
In connection with one of these acquisitions, the Company recorded a contingent consideration liability related to attainment of revenue targets over a period of time after the acquisition date. The amount of contingent consideration liability recorded was based upon management’s best estimate of possible outcomes as of the date of acquisition. The Company recorded a contingent consideration liability of $0.4 million, and per the purchase agreement, the payout ranged from $0 to $0.5 million. During the year ended December 31, 2021, the Company did not have any material charges to expense or payments to adjust the acquisition-related contingent consideration liability recorded.
For tax purposes, the acquisitions were considered asset acquisitions and as such, the amortization of goodwill and intangible assets is deductible for tax purposes. Acquisition-related legal and professional fee costs of less than $0.1 million were charged to expense during the year ended December 31, 2021, and were included in the professional services line item of the Consolidated Statements of Income. These acquisitions were not considered significant to the Company’s Consolidated Financial Statements and, therefore, pro forma data and certain other disclosures have been excluded.